Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Note 11 - Subsequent Events

On October 11, 2017, we issued 377,097 shares of our common stock pursuant to the terms of a securities purchase agreement entered into on April 5, 2017, which required the issuance of additional inducement shares if the price of our common stock decreased six months from the date of the agreement so that the aggregate value of the shares issued on the closing date would equal the aggregate value of the shares after six months.

On October 25, 2017, we issued 500,000 shares of our common stock upon partial conversion of $25,000 on convertible debt of $165,000 by Lucas Hoppel.

On October 26, 2017, we engaged the services of Barron and Associates, LLC as an independent agent for generating revenue and investment funding. Pursuant to the Independent Agent Agreement, Barron and Associates, received one block of 1,000,000 warrants with an exercise price of $0.05 and a three-year maturity. The warrants do not offer a cashless option.

For each agreement in principle accepted and signed by the Company, Barron will also be eligible to receive a block of warrants to be issued on a sliding scale. For the first agreement, the Agent will be eligible to receive a warrant to purchase 1,000,000 shares of restricted common stock. For each subsequent agreement, the block of warrants that the Agent will be eligible to receive will be reduced by half.

The exercise price of the first warrant will be $0.05 with a three-year maturity and no cashless option. Each subsequent warrant will carry the same terms as the first warrant, with the exception of the exercise price, which will equal the closing price of the Company’s common stock on the day the agreement in principle is accepted and signed by the company.

The warrants for the first agreement which was indicated to be Jatropha, Inc. would be delivered upon the signing of the Jatropha agreement. The warrants for all subsequent agreements in principle will be paid out on each $250,000 of net revenue shipped by the company in fulfillment of the respective agreement.

In addition, for the first 18 months of the Independent Agent Agreement, Barron will receive a commission of 10% of the net revenues from opportunities and customers introduced to and registered with the company. At any time after that, Barron will be entitled to a commission of 5% of net revenues.

Either party may terminate the agreement at any time without cause. Upon termination, the agent will continue to receive commission based on orders for up to six months.

On November 7, 2017, we accepted and signed an agreement with Jatropha (see below). Therefore, Barron was issued received one block of 1,000,000 warrants with an exercise price of $0.05 and a three-year maturity.

On October 31, 2017, we issued 750,000 shares of our common stock upon partial conversion of $37,500 on convertible debt of $165,000 by Lucas Hoppel.

On November 1, 2017 we entered into a Securities Exchange Agreement and General Release with Black Mountain Equities, Inc. Previously, on September 30, 2016, Black Mountain received a Secured Promissory Note for $45,000 with 5% annual interest redeemable in cash. The Note was originally due to mature on June 30, 2017. It was subsequently extended with no change in terms until September 30, 2017 and then again until November 30, 2017.

On November 1, 2017, the total principal and interest reached $47,451.68. In lieu of repaying the principal and interest in cash, the Company agreed to issue 949,034 shares in full repayment of the note and to issue another 10,880 shares to Black Mountain as an inducement to sign the Exchange Agreement, thereby, making the total number of shares to be issued 959,914.

On November 3, 2017, we issued 750,000 shares of our common stock upon partial conversion of $37,500 on convertible debt of $165,000 by Lucas Hoppel.

On November 3, 2017, we issued 302,506 shares of restricted common stock valued at $0.08 per share to Postremous Partners, LLC in payment for an outstanding invoice of $24,200.44.

On November 7, 2017, we entered into an Agreement of Principal Terms with Jatropha, Inc. Pursuant to the Agreement, CoolTech will furnish Jatropha with one MG80 prototype retro-fitted onto a Ford F-350 truck within 60 business days of the execution of the Agreement. Jatropha will have the use of the prototype for a subsequent period of 60 days.

When the MG80 prototype meets the technical criteria established by Jatropha in cooperation with CoolTech, Jatropha will release the rest of the purchase order to CoolTech: 233 MG units. The Purchase Order Agreement will encompass MG units in a variety of kilovolt amp (KVA) outputs (either 30, 55, 80 or 125) with a minimum order of 25 of the same model number. The order terms and conditions will be 50% down at the time of order and 50% at the time of shipment.

The production schedule will be mutually agreed upon by CoolTech and Jatropha. It will start no later than April 2018 and continue until the order is completed.

If the MG80 prototype does not meet the mutually agreed upon technical criteria, there will be a 30 cure period. If the technical criteria still has not been met after the cure period, Jatropha will return the Ford F-350 truck with the installed MG80 prototype within 5 business days and CoolTech will refund the cost to Jatropha.

On January 17, 2017, we issued 800,000 shares of common stock to Sprit Bear upon the conversion of 16 shares of our Series A Stock.

February 2017 Convertible Note – On February 7, 2017, the Company entered into a convertible note agreement. We issued 200,000 inducement shares of restricted common stock and received $100,000, with an original issue discount of $10,000 in lieu of interest, for a total amount of $110,000 due on September 9, 2017. At the holder’s option, a portion or all of the unpaid principal and interest may be converted into shares of our common stock at $0.08 per share. In the event of default, the outstanding balance will increase by 25% and a daily penalty of $100 will accrue until the default is remedied.

On February 8, 2017, we issued 34,076 shares of our common stock upon conversion of interest on convertible debt of $54,650 by Tangiers Global, LLC.

February 2017 Convertible Note – On February 13, 2017, the Company entered into a convertible note agreement. We issued 150,000 inducement shares of restricted common stock and received $100,000, with an original issue discount of $10,000 in lieu of interest, for a total amount of $110,000 due on September 13, 2017. At the holder’s option, a portion or all of the unpaid principal and interest may be converted into shares of our common stock at $0.08 per share. In the event of default, the outstanding balance will increase by 25% and a daily penalty will accrue until the default is remedied.

On February 10, 2017, the board of directors and the holders of Series B Preferred shares voted to amend the Articles of Incorporation and increase the number of authorized shares to 350,000,000. Amending the Articles of Incorporation requires an affirmative vote from the holders holding at least a majority of the voting rights of the outstanding common stock. As per an amended and restated Certificate of Designation filed with the state of Nevada on October 31, 2016, the holders of Series B Preferred shares are entitled to sixty-six and two-thirds percent (66 2/3%) of the total votes on all such matters that shareholders are allowed to vote on.

On March 20, 2017, the Company filed an amendment to its Articles of Incorporation with the Secretary of State of the State of Nevada increasing its authorized shares of common stock, par value $0.001 per share, from 140,000,000 shares to 350,000,000 shares. The amendment became effective March 22, 2017.

On February 16, 2016, we issued 1,250,000 shares of restricted common stock as a commitment fee to Bellridge Capital LP in connection with the securities purchase agreement entered into on December 6, 2016.

March 2017 Convertible Note. On March 14, 2017, the Company entered into a note purchase agreement which provides for the purchase of a $78,750 convertible promissory note. The note has a 5% original issue discount and bears interest at 5% per annum. The maturity date is March 14, 2018.

The Note may be prepaid in whole or in part at a 115% premium if within 120 days of the issue date or 125% after 120 days of the issue date. The Note is convertible into common stock at a 30% discount to the lowest trading price for the ten trading days immediately prior to the delivery of a conversion notice, provided that the conversion price will not be less than $0.06 per share.

The Note Purchase Agreement also provides that it is an event of default if the Company does not obtain FINRA’s approval to effectuate a 1:15 reverse stock split no later than January 15, 2017. On February 16, 2017, Bellridge agreed to extend the deadline to April 24, 2017 and that in lieu of a reverse stock split, the Company may increase its authorized shares of common stock. On March 22, 2017, the Company amended its Articles of Incorporation and increased its authorized shares from 140,000,000 to 350,000,000.

The Company also agreed to reserve the greater of (i) 1,000,000 shares of common stock or (ii) 300% of the maximum aggregate number of shares issued or issuable to Bellridge (without giving effect to any beneficial ownership restrictions).

So long as Bellridge owns the Notes and the shares issuable under the Notes, if the Company fails to satisfy certain current public information requirements under Rule 144 for more than 30 consecutive days, the Company will be required to pay liquidated damages to Bellridge in cash equal to 5% of the aggregate conversion price of the Note(s) on the day of a such failure and on every 30th day thereafter. If the Company fails to make such liquidated damages payments in a timely manner, such payments will bear interest of 1.5% per month until paid in full.

On March 14, 2017, we issued 200,000 shares of restricted common stock as a commitment fee to Bellridge Capital LP in connection with the note purchase agreement entered into on the same day.

On March 20, 2017, we issued 750,000 shares of common stock to Spirit Bear upon the conversion of 15 shares of our Series A Stock.

April Convertible Note – On April 5, 2017, the Company entered into a convertible note agreement. We issued 300,000 inducement shares of restricted common stock and received $150,000, with an original issue discount of $15,000 in lieu of interest, for a total amount of $165,000 due on November 5, 2017. At the holder’s option, a portion or all of the unpaid principal and interest may be converted into shares of our common stock at $0.10 per share. In the event of default, the outstanding balance will increase by 25% and a daily penalty of $100 will accrue until the default is remedied.

On April 6, 2017, we issued 600,000 shares of common stock to Sprit Bear upon the conversion of 12 shares of our Series A Stock.